Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments [Abstract]
Derivative Instruments

3. DERIVATIVE INSTRUMENTS

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust’s market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust’s open positions, and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on currencies, energies, grains, interest rates, livestock, metals, softs and stock indices. The following were the primary trading risk exposures of the Trust at September 30, 2015, by market sector:

Agricultural (grains, livestock and softs) – The Trust’s primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions, as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust’s currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes, as well as political and general economic conditions. The Trust trades in a large number of currencies, including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the oil producing countries and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country, as well as relative interest rate movements between countries, may materially impact the Trust’s profitability. The Trust’s primary interest rate exposure is to interest rate fluctuations in countries or regions, including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, platinum, silver, tin and zinc.

Stock Indices – The Trust’s equity exposure, through stock index futures, is to equity price risk in the major industrialized countries, as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair values of futures and forward currency contracts in an asset position by counterparty are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts.” Fair values of futures and forward currency contracts in a liability position by counterparty are recorded in the Statements of Financial Condition as “Net unrealized depreciation on open futures and forward currency contracts.” The Trust’s policy regarding fair value measurement is discussed in the Fair Value and Disclosures note, contained herein.

Since the derivatives held or sold by the Trust are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Trust’s trading gains and losses in the Statements of Operations.

See “Item 3. Quantitative and Qualitative Disclosures About Market Risk” for additional derivative-related information.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at September 30, 2015 and December 31, 2014. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at September 30, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$350	$-	$347,789	$(96,228)	$251,911
Grains	510	(20,690)	80,967	(347,447)	(286,660)
Interest rates	3,197,905	(406,235)	-	-	2,791,670
Livestock	-	-	176,360	(970)	175,390
Metals	271,790	(546,114)	1,467,948	(196,810)	996,814
Softs	97,494	(5,402)	115,012	(6,051)	201,053
Stock indices	200,473	(905,977)	139,150	(70,640)	(636,994)

Total futures contracts	3,768,522	(1,884,418)	2,327,226	(718,146)	3,493,184

Forward currency contracts	820,305	(2,671,412)	2,088,422	(1,731,459)	(1,494,144)

Total futures and
forward currency contracts	$4,588,827	$(4,555,830)	$4,415,648	$(2,449,605)	$1,999,040

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$-	$-	$762,163	$(30,347)	$731,816
Grains	400	(253,029)	-	-	(252,629)
Interest rates	2,130,457	(863,057)	-	(235,011)	1,032,389
Livestock	3,090	(22,530)	65,050	-	45,610
Metals	17,174	(1,866,452)	1,245,270	(37,841)	(641,849)
Softs	6,540	(870)	564,493	(15,535)	554,628
Stock indices	1,359,895	(488,632)	225,100	(59,127)	1,037,236

Total futures contracts	3,517,556	(3,494,570)	2,862,076	(377,861)	2,507,201

Forward currency contracts	664,940	(2,382,810)	2,583,894	(1,483,721)	(617,697)

Total futures and
forward currency contracts	$4,182,496	$(5,877,380)	$5,445,970	$(1,861,582)	$1,889,504

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the three and nine months ended September 30, 2015 and 2014 as “Net realized gains (losses) on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the three and nine months ended September 30, 2015 and 2014

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014

Futures contracts:
Energies	$4,450,300	$625,765	$(745,143)	3,021,163
Grains	(1,215,421)	4,951,308	(2,263,729)	5,621,524
Interest rates	9,284,046	6,615,418	10,824,820	25,113,367
Livestock	228,380	11,400	340,730	913,300
Metals	3,225,542	1,062,941	4,030,535	(2,460,805)
Softs	338,810	1,734,085	641,395	2,076,704
Stock indices	(5,149,759)	(4,379,183)	468,609	2,243,743

Total futures contracts	11,161,898	10,621,734	13,297,217	36,528,996

Forward currency contracts	2,949,746	(2,327,758)	1,474,217	2,002,276

Total futures and forward currency contracts	$14,111,644	$8,293,976	$14,771,434	$38,531,272

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the nine months ended September 30, 2015 and 2014. The Trust’s average net asset value for the nine months ended September 30, 2015 and 2014 was approximately $230,000,000 and $264,000,000, respectively.

Average notional value by sector of futures and forward currency contracts for the nine months ended September 30, 2015 and 2014

	2015		2014
Sector	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$1,812,064	$16,678,909	$73,132,675	$39,900,141
Grains	5,638,288	7,336,045	21,860,990	21,673,759
Interest rates	418,360,124	24,030,694	760,064,480	30,823,739
Livestock	390,973	1,860,523	7,139,505	3,173,938
Metals	2,785,135	25,762,676	38,906,383	14,900,085
Softs	1,501,345	5,071,156	7,052,058	7,285,994
Stock indices	153,778,348	9,586,138	295,649,104	2,747,451

Total futures
contracts	584,266,277	90,326,141	1,203,805,195	120,505,107

Forward currency
contracts	65,110,660	87,744,655	274,943,800	58,744,449

Total average
notional	$649,376,937	$178,070,796	$1,478,748,995	$179,249,556

Notional values in the interest rate sector were calculated by converting the notional value in local currency of open interest rate futures positions with maturities less than 10 years to 10-year equivalent fixed income instruments and translated to U.S. dollars at September 30, 2015 and 2014. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust’s open interest rate positions.

The customer agreements between the Trust, the futures clearing brokers including Deutsche Bank Securities Inc. (a wholly-owned subsidiary of Deutsche Bank AG), and SG Americas Securities, LLC, as well as the FX prime broker, Deutsche Bank AG, and the swap dealer, Morgan Stanley & Co., LLC, gives the Trust the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Trust netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under ASC 210-20, “Balance Sheet,” were met. The Trust ceased clearing trades through J.P. Morgan Securities LLC., Barclays Capital Inc. and Barclays Bank PLC during September 2015, June 2014 and October 2014, respectively.

The following tables present gross amounts of assets or liabilities which qualify for offset as presented in the Statements of Financial Condition at September 30, 2015 and December 31, 2014.

Offsetting of derivative assets and liabilities at September 30, 2015

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$2,274,113	$(988,145)	$1,285,968
Counterparty I	3,821,635	(1,614,419)	2,207,216

Total assets	$6,095,748	$(2,602,564)	$3,493,184

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	$2,830,773	$(2,366,979)	$463,794
Counterparty H	1,572,098	(541,748)	1,030,350

Total liabilities	$4,402,871	$(2,908,727)	$1,494,144

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty C	$1,285,968	$-	$(1,285,968)	$-
Counterparty I	$2,207,216	$-	$(2,207,216)	$-

Total	$3,493,184	$-	$(3,493,184)	$-
				(Continued)
		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty G	$463,794	$-	$(463,794)	$-
Counterparty H	1,030,350	-	(1,030,350)	-

Total	$1,494,144	$-	$(1,494,144)	$-
				(Concluded)

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial
Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of September 30, 2015.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of September 30, 2015.

Offsetting of derivative assets and liabilities at December 31, 2014

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$2,697,244	$(898,740)	$1,798,504
Counterparty D	3,682,388	(2,973,691)	708,697
Total futures contracts	6,379,632	(3,872,431)	2,507,201

Forward currency contracts
Counterparty G	1,085,849	(1,019,468)	66,381
Total forward currency contracts

Total assets	$7,465,481	$(4,891,899)	$2,573,582

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$2,847,063	$(2,162,985)	$684,078

Total liabilities	$2,847,063	$(2,162,985)	$684,078

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty C	$1,798,504	$-	$(1,798,504)	$-
Counterparty D	708,697	-	(708,697)	-
Counterparty G	66,381	-	(66,381)	-

Total	$2,573,582	$-	$(2,573,582)	$-

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty H	$684,078	$-	$(684,078)	$-

Total	$684,078	$-	$(684,078)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial
Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2014.

CONCENTRATION OF CREDIT RISK

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange.

The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust’s assets at financial institutions and trading counterparties which the Managing Owner believes to be creditworthy. In addition, for OTC forward currency contracts, the Trust enters into master netting agreements with its counterparties. Collateral posted at the various counterparties for trading of futures and forward currency contracts includes cash and U.S. Treasury notes.

A significant portion of the Trust’s forward currency trading activities are cleared by Deutsche Bank AG (“DB”) and Morgan Stanley & Co. LLC (“MS”). The Trust’s concentration of credit risk associated with DB or MS nonperformance includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by DB and MS. The amount of such credit risk was $18,230,444 and $12,990,214 at September 30, 2015 and December 31, 2014, respectively.

6.  DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Trust records its derivative activities on a mark‑to‑market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust’s unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off‑balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust’s satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust’s risk of loss due to counterparty nonperformance. The Trust’s exposure to credit risk associated with counterparty nonperformance of these forward currency contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held in cash and U.S. Treasury Notes by the counterparty. The amount of such credit risk was $12,990,214 and $24,711,870 at December 31, 2014 and 2013, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner’s market risk control procedures include diversification of the Trust’s portfolio and continuously monitoring the portfolio’s open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust’s assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust’s trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group which is owned by Société Générale (50%) and Calyon (50%)), collectively the “Futures Clearing Brokers.” The Trust ceased clearing trades through Barclays Capital Inc., Credit Suisse Securities (USA) LLC, and Merrill Lynch, Pierce, Fenner & Smith Incorporated during April 2014, July 2013, and June 2013, respectively. For all forward currency transactions, the Trust utilizes three prime brokers, Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC, collectively the “FX Prime Brokers.” The Trust ceased clearing trades through Barclays Bank PLC during October 2014.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. dollars, is detailed below:

	As of December 31,
	2014		2013
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 128,350	6.79%	$ 601,558	8.24%
British pound	783,671	41.47	200,024	2.74
Canadian dollar	170,686	9.03	413,483	5.67
Czech koruna	9,022	0.48	(10,705)	(0.15)
Euro	598,654	31.68	1,804,353	24.73
Hong Kong dollar	52,989	2.80	310,030	4.25
Hungarian forint	(200,728)	(10.62)	17,183	0.24
Japanese yen	62,508	3.31	1,148,992	15.74
Korean won	225,094	11.91	210,778	2.89
Malaysian ringgit	(122)	(0.01)	32,728	0.45
Norwegian krone	13,190	0.70	(35,963)	(0.49)
Polish zloty	(350,211)	(18.53)	99,571	1.36
Singapore dollar	6,043	0.32	92,918	1.27
South African rand	(35,083)	(1.86)	402,690	5.52
Swedish krona	30,949	1.64	(83,625)	(1.15)
Turkish lira	(199,049)	(10.53)	601,652	8.24
U.S. dollar	593,541	31.42	1,492,007	20.45

Total	$ 1,889,504	100.00%	$ 7,297,674	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust’s market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust’s open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2014 and 2013 by market sector:

Agricultural (grains, livestock and softs) – The Trust’s primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust’s currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust’s profitability. The Trust’s primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other countries. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust’s equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts.” Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as “Net unrealized depreciation on open futures and forward currency contracts.” The Trust’s policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging Topic of the Codification. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust’s trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2014 and 2013. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 762,163	$ (30,347)	$ 731,816
Grains	400	(253,029)	-	-	(252,629)
Interest rates	2,130,457	(863,057)	-	(235,011)	1,032,389
Livestock	3,090	(22,530)	65,050	-	45,610
Metals	17,174	(1,866,452)	1,245,270	(37,841)	(641,849)
Softs	6,540	(870)	564,493	(15,535)	554,628
Stock indices	1,359,895	(488,632)	225,100	(59,127)	1,037,236

Total futures contracts	3,517,556	(3,494,570)	2,862,076	(377,861)	2,507,201

Forward currency contracts	664,940	(2,382,810)	2,583,894	(1,483,721)	(617,697)

Total futures and
forward currency contracts	$ 4,182,496	$ (5,877,380)	$ 5,445,970	$ (1,861,582)	$ 1,889,504

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 388,742	$ (564,649)	$ 141,550	$ (288,285)	$ (322,642)
Grains	11,122	(864,056)	699,110	(12,047)	(165,871)
Interest rates	353,905	(2,649,035)	113,396	(228,434)	(2,410,168)
Livestock	55,840	(4,130)	6,860	(25,530)	33,040
Metals	4,158,465	(329,026)	153,641	(1,494,299)	2,488,781
Softs	15,020	(85,149)	129,991	(31,463)	28,399
Stock indices	7,480,395	(40,503)	179,079	(25,499)	7,593,472

Total futures contracts	12,463,489	(4,536,548)	1,423,627	(2,105,557)	7,245,011

Forward currency contracts	2,348,138	(2,617,224)	937,404	(615,655)	52,663

Total futures and
forward currency contracts	$ 14,811,627	$ (7,153,772)	$ 2,361,031	$ (2,721,212)	$ 7,297,674

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended 2014, 2013, and 2012 as “Net realized gains (losses) on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the years ended December 31, 2014,  2013 and 2012

Sector	2014	2013	2012

Futures contracts:
Energies	$ 2,981,313	$ (9,244,714)	$ (9,616,856)
Grains	3,623,367	2,931,562	(7,690,728)
Interest rates	37,531,206	(31,272,082)	24,444,275
Livestock	893,890	47,540	(1,158,380)
Metals	(2,488,313)	(3,039,993)	(12,773,525)
Softs	2,095,657	1,364,117	3,389,662
Stock indices	2,913,996	41,701,461	(3,683,359)

Total futures contracts	47,551,116	2,487,891	(7,088,911)

Forward currency contracts	1,318,519	(16,423,701)	(16,973,106)

Total futures and forward currency contracts	$ 48,869,635	$ (13,935,810)	$ (24,062,017)

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the years ended December 31, 2014, 2013 and 2012. The Trust’s average net asset value for the years ended 2014, 2013 and 2012 was approximately $260,000,000,  $392,000,000 and $603,000,000, respectively.

	2014		2013		2012
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 58,506,140	$ 36,503,884	$ 71,637,547	$ 48,300,516	$ 74,820,385	$ 88,376,901
Grains	18,708,435	17,339,007	25,104,204	28,410,091	26,413,270	21,155,358
Interest rates	684,099,838	29,797,825	763,634,747	98,936,097	1,392,478,396	13,707,348
Livestock	6,012,536	2,708,046	3,945,350	7,746,144	-	6,183,656
Metals	32,405,876	13,151,885	34,532,110	36,657,310	24,635,116	47,230,107
Softs	5,798,787	7,150,901	9,004,985	17,986,347	3,769,785	27,166,883
Stock indices	264,077,146	6,713,147	394,409,752	4,163,167	195,268,153	67,827,053

Total futures
contracts	1,069,608,758	113,364,695	1,302,268,695	242,199,672	1,717,385,105	271,647,306

Forward currency
contracts	228,857,494	65,941,926	395,040,766	138,986,355	431,007,736	367,222,250

Total average
notional	$ 1,298,466,252	$ 179,306,621	$ 1,697,309,461	$ 381,186,027	$ 2,148,392,841	$ 638,869,556

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. dollars at each quarter-end during 2014,  2013 and 2012. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust’s open interest rate positions.

The customer agreements between the Trust, the Futures Clearing Brokers and the FX Prime Brokers gives the Trust the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Trust netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under ASC 210-20, “Balance Sheet,” were met.

On January 1, 2013, the Trust adopted ASU 2011-11, “Disclosure about Offsetting Assets and Liabilities” and ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 and ASU 2013-01 did not have a significant impact on the Trust’s financial statements.

The following tables summarize the valuation of the Trust’s investments as December 31, 2014 and 2013.

Offsetting of derivative assets and liabilities at December 31, 2014

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 2,697,244	$ (898,740)	$ 1,798,504
Counterparty D	3,682,388	(2,973,691)	708,697
Total futures contracts	6,379,632	(3,872,431)	2,507,201

Forward currency contracts
Counterparty G	1,085,849	(1,019,468)	66,381

Total assets	$ 7,465,481	$ (4,891,899)	$ 2,573,582

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$ 2,847,063	$ (2,162,985)	$ 684,078

Total liabilities	$ 2,847,063	$ (2,162,985)	$ 684,078

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,798,504	$ -	$ (1,798,504)	$ -
Counterparty D	708,697	-	(708,697)	-
Counterparty G	66,381	-	(66,381)	-

Total	$ 2,573,582	$ -	$ (2,573,582)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 684,078	$ -	$ (684,078)	$ -

Total	$ 684,078	$ -	$ (684,078)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Trust by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014

(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2014

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2013

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty A	$ 3,555,891	$ (1,239,418)	$ 2,316,473
Counterparty C	6,832,140	(3,220,492)	3,611,648
Counterparty D	3,499,085	(2,182,195)	1,316,890
Total futures contracts	13,887,116	(6,642,105)	7,245,011

Forward currency contracts
Counterparty F	1,074,713	(695,295)	379,418
Counterparty G	487,686	(269,856)	217,830
Total forward currency contracts	1,562,399	(965,151)	597,248

Total assets	$ 15,449,515	$ (7,607,256)	$ 7,842,259

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	2,267,728	(1,723,143)	544,585

Total liabilities	$ 2,267,728	$ (1,723,143)	$ 544,585

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty A	$ 2,316,473	$ -	$ (2,316,473)	$ -
Counterparty C	3,611,648	-	(3,611,648)	-
Counterparty D	1,316,890	-	(1,316,890)	-
Counterparty F	379,418	-	(379,418)	-
Counterparty G	217,830	-	(217,830)	-

Total	$ 7,842,259	$ -	$ (7,842,259)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	544,585	-	(544,585)	-

Total	$ 544,585	$ -	$ (544,585)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.

(3) Net amount represents the amounts owed to the Trust by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013

(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2013

(Concluded)